Inventories - Schedule of Inventory (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventory [Line Items]
Inventories	SFr 419.2	SFr 356.5
Gross Carrying Amount | Shoes
Disclosure Of Inventory [Line Items]
Inventories	371.7	321.4
Gross Carrying Amount | Apparel
Disclosure Of Inventory [Line Items]
Inventories	65.8	34.5
Gross Carrying Amount | Accessories
Disclosure Of Inventory [Line Items]
Inventories	12.5	8.0
Expected credit loss
Disclosure Of Inventory [Line Items]
Inventories	SFr (30.8)	SFr (7.4)